Document And Entity Information	12 Months Ended
Dec. 31, 2025 shares
Document Information Line Items
Entity Central Index Key	0001946703
Document Type	20-F/A
Document Registration Statement	false
Document Annual Report	true
Current Fiscal Year End Date	--12-31
Document Period End Date	Dec. 31, 2025
Document Fiscal Year Focus	2025
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-41840
Entity Registrant Name	WEBUY GLOBAL LTD
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	35 Tampines Street 92
Entity Address, City or Town	Singapore
Entity Address, Country	SG
Entity Address, Postal Zip Code	528880
Title of 12(b) Security	Class A ordinary shares, par value $0.0000462 per share
Trading Symbol	WBUY
Security Exchange Name	NASDAQ
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Amendment Description	This Amendment No. 1 to Form 20-F (the “Form 20-F/A”) amends our annual report on Form 20-F for the year ended December 31, 2025 (the “Annual Report”), which was originally filed with the U.S. Securities and Exchange Commission on April 29, 2026. The purpose of this Form 20-F/A is to amend certain information under “Item 16G. Corporate Governance.”This Form 20-F/A does not reflect events occurring after the filing of the Annual Report and does not modify or update the disclosure therein in any way except as described above. No other changes have been made to the Annual Report. The filing of this Form 20-F/A should not be understood to mean that any statements contained in the Annual Report, as amended by this Form 20-F/A, are true or complete as of any date subsequent to the original filing date of the Annual Report. Accordingly, this Form 20-F/A should be read in conjunction with the Annual Report.In addition, pursuant to Rule 12b-15 under the Securities Exchange Act of 1934, as amended (the “Exchange Act”), the Company is including new certifications by the Company’s principal executive officer and principal financial officer as exhibits to this Form 20-F/A pursuant to Rule 13a-14(a) of the Exchange Act.
Amendment Flag	true
Document Fiscal Period Focus	FY
Class A Ordinary Shares
Document Information Line Items
Entity Common Stock, Shares Outstanding	5,202,808
Class B Ordinary Shares
Document Information Line Items
Entity Common Stock, Shares Outstanding	278,296
Business Contact
Document Information Line Items
Entity Address, Address Line One	35 Tampines Street 92
Entity Address, City or Town	Singapore
Entity Address, Country	SG
Entity Address, Postal Zip Code	528880
Contact Personnel Name	Bin Xue
City Area Code	+65
Local Phone Number	8859 9762
Contact Personnel Email Address	vincent@webuy.global